Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
Schedule of recognized operating lease liabilities	The balance of right-of-use assets and operating lease liabilities are as follow:
	December 31, 2022	December 31, 2021
Right-of-use assets	$492,984	$241,554

Operating lease liabilities, current	$162,576	$51,239
Operating lease liabilities, non-current	167,428	-
Total operating lease liabilities	$330,004	$51,239

Schedule of related to operating leases	Supplemental information related to operating leases for the year ended December 31, 2022 and 2021:
	For the Year Ended December 31,
	2022	2021

Weighted-average remaining lease term of operating leases	2.33 years	3.5 years

Weighted-average discount rate of operating leases	4.62%	4.81%

Schedule of maturity of our operating lease liabilities	The following table summarizes the maturity of the operating lease liabilities as of December 31, 2022:
Operating Leases
Year of 2023	$180,499
Year of 2024	142,434
Year of 2025	36,128
Total lease payments	$359,061
Less: imputed interest	29,057
Present value of operating lease liabilities	330,004
Less: current obligation	162,576
Long-term obligation on December 31, 2022	$167,428